GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 110,443	¥ 107,179
Accumulated Amortization	60,984	55,670
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	32,944	32,603
Accumulated Amortization	14,417	11,816
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	40,438	37,838
Accumulated Amortization	29,780	27,041
Trademark
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,291	5,683
Accumulated Amortization	1,270	885
Non-patent technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,257	5,600
Accumulated Amortization	1,101	708
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,513	25,455
Accumulated Amortization	¥ 14,416	¥ 15,220